Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 6: —Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2021	2020
Leasehold improvements	$6,182	$5,820
Computers and peripheral equipment	4,513	3,504
Office furniture and equipment	1,570	1,181
	12,265	10,505
Less—accumulated depreciation	(5,710)	(4,240)
	$6,555	$6,265

Depreciation expenses were $1,739, $1,207 and $920 for the years ended December 31, 2021, 2020 and 2019, respectively.